Notes Receivable, Net - Schedule of Movement of Allowance for Expected Credit Losses (Details)	12 Months Ended
Sep. 30, 2024 USD ($)
Schedule of Movement of Allowance for Expected Credit Losses [Abstract]
Beginning balance
Cumulative-effect adjustment of adoption of CECL	116,097
(Reversal)/Addition	97,214
Exchange rate effect	7,192
Ending balance	$ 220,503